Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation and Use of Estimates
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
Use of Estimates	Actual results could differ from those estimates.
Plan Fees and Expenses
Plan Fees and Expenses
Administrative expenses, which may include recordkeeping, participant servicing, legal fees, trustee fees, loan origination fees, fees incurred within the self-directed brokerage account and investment consulting fees, among other expenses, are paid by Plan participants and recorded as incurred, unless paid by the Company. The Company currently pays a portion of the administrative expenses, including fees of the auditors, legal fees and certain investment managers.
Fees paid to investment managers are paid from the fees associated with the investment options offered by the Plan, unless paid by the Company. In addition, expenses related to the investment of the Plan funds, for example, brokerage commissions, stock transfer or other taxes and charges incurred for the purchase or sale of the funds’ investments, as opposed to administrative expenses, are generally paid by the Plan participants out of the applicable investment. Fees paid out of an investment reduce the return of that investment.
A flat fee of $21 per quarter is charged to participant accounts with a balance of $5,000 or more (including loan balances). It is deducted proportionately from the participant’s investment options on a quarterly basis. The fee is deposited in the dedicated expense account and may be used to pay eligible administrative expenses of the Plan.
As permitted under U.S. Securities and Exchange Commission rule 12b-1, mutual funds or share classes are assessed a fee to help cover the costs associated with marketing and selling the fund (“12b-1 fees”). The 12b-1 fees may also be used to cover shareholder servicing expenses. The only 12b-1 fees incurred are on certain self-directed brokerage funds.

Other Income
Other Income
Other income includes a rebate of a portion of revenue sharing payments made to the Plan from the 12b-1 fees incurred from certain funds within the self-directed brokerage account. These payments are deposited in the dedicated expense account and may be used to pay eligible administrative expenses of the Plan. Other income is recorded when earned.

Valuation of Investments and Income Recognition
Valuation of Investments and Income Recognition
Investments are reported at fair value. See Note 4 for the Plan’s accounting policies related to the valuation of investments.
Purchases and sales of securities are reflected on a trade-date basis. The cost of securities sold is determined using the average cost method. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. As required by the Plan, all dividend and interest income is reinvested into the same investment funds in which the dividends and interest arose. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as the change in fair value of assets.

Participant Loans
Participant Loans
Participant loans are measured at their unpaid principal balance plus any accrued but unpaid interest, which is a reasonable estimate of fair value due to restrictions on the transfers of these loans. Interest income on participant loans is recorded when it is earned.
Withdrawal Payments	Withdrawal Payments Withdrawal payments are recorded when paid.